Trade Payables and Other Liabilities - Schedule of Noncurrent and Current Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current:
Trade payables	$ 511	$ 532
Accrued expenses	496	573
Contract liabilities	895	592
Advances and deposits	68	93
Payable for property, plant and equipment and Intangible Assets	282	961
Other	97	98
Total	2,349	2,849
Non-current:
Payable for Intangible Assets	76	92
Contract liabilities	1,088	1,326
Other	26	56
Total	1,190	1,474
Deposits from customers	$ 22	$ 73